Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Net deferred tax assets and liabilities [abstract]
Schedule of deferred tax assets and liabilities	As of December 31, 2022 and December 31, 2021, on a consolidated basis, the movement by nature of Net Deferred Tax Assets and Liabilities are as follows:

	As of December 31,
In thousands of USD	2021	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2022
Financial assets measured at fair value through OCI	—	—	4,124	—	4,124
Financial assets measured at fair value through PL	517	456	—	—	973
Tax losses	5,783	4,107	—	(577)	9,313
Tax benefits	665	70	—	(36)	699
Others	80	(81)	—	1	—
Deferred tax assets offset	(6,380)	(8,596)	—	577	(14,399)
Total Deferred tax assets	665	(4,044)	4,124	(35)	710

	As of December 31,
In thousands of USD	2021	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2022
Assets depreciation and amortization	(458)	(529)	—	—	(987)
Unrealized foreign exchange gains - P&L	(5,388)	(9,068)	—	580	(13,876)
Others	(534)	99	—	—	(435)
Deferred tax liabilities offset	6,380	8,596	—	(577)	14,399
Total Deferred tax liabilities	—	(902)	—	3	(899)

	As of December 31,
In thousands of USD	2020	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2021
Financial assets measured at fair value	—	517	—	—	517
Tax losses	—	5,791	—	(8)	5,783
Tax benefits	125	572	—	(32)	665
Others	—	81	—	(1)	80
Deferred tax assets offset	—	(6,389)	—	9	(6,380)
Total Deferred tax assets	125	572	—	(32)	665

	As of December 31,
In thousands of USD	2020	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2021
Assets depreciation and amortization	(61)	(415)	—	18	(458)
Unrealized foreign exchange gains - P&L	—	(5,384)	—	(4)	(5,388)
Others	—	(534)	—	—	(534)
Deferred tax liabilities offset	—	6,421	—	(41)	6,380
Total Deferred tax liabilities	(61)	88	—	(27)	—